Investment Securities [Text Block]	12 Months Ended
Mar. 31, 2014
Investment Securities [Text Block]
3.	INVESTMENT SECURITIES

The table below presents the amortized cost, gross unrealized gains and losses and fair value of investment securities available-for-sale and being held-to-maturity at March 31, 2013 and 2014:

At March 31, 2013:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥49,159,827	¥323,725		¥3,598		¥49,479,954
Japanese prefectural and municipal bonds	207,227	9,852		4		217,075
Foreign governments and official institutions bonds	701,504	17,814		3,022		716,296
Corporate bonds	1,868,599	55,044		697		1,922,946
Residential mortgage-backed securities	1,204,219	20,902		1,501		1,223,620
Commercial mortgage-backed securities	260,057	9,895		570		269,382
Asset-backed securities	813,312	1,132		3,766		810,678
Other debt securities(1)	109,365	2,247		4,898		106,714
Marketable equity securities	2,224,060	1,874,159		815		4,097,404

Total	¥56,548,170	¥2,314,770		¥18,871		¥58,844,069

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥232,881	¥1,883		¥—		¥234,764
Foreign governments and official institutions bonds	284,315	2,409		—		286,724
Corporate bonds	23,555	173		—		23,728
Residential mortgage-backed securities	86,722	1,056	(2)	11		87,767
Asset-backed securities	1,503,691	51,396		—	(3)	1,555,087

Total	¥2,131,164	¥56,917		¥11		¥2,188,070

Notes:

(1)	Other debt securities in the table above include ¥106,699 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥395 million at March 31, 2013 and not included in the table above.
(3)	MUAH reclassified collateralized loan obligations (“CLOs”), which totaled ¥111,895 million at fair value, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets was ¥1,460 million at March 31, 2013 and not included in the table above.

At March 31, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,388,592	¥201,539		¥1,122		¥41,589,009
Japanese prefectural and municipal bonds	195,176	7,979		24		203,131
Foreign governments and official institutions bonds	1,272,181	13,460		14,220		1,271,421
Corporate bonds	1,523,026	38,920		817		1,561,129
Residential mortgage-backed securities	1,011,644	665		31,714		980,595
Commercial mortgage-backed securities	208,690	826		9,370		200,146
Asset-backed securities	1,060,844	2,747		5,547		1,058,044
Other debt securities(1)	184,495	3,650		3,199		184,946
Marketable equity securities	2,456,992	2,384,949		4,710		4,837,231

Total	¥49,301,640	¥2,654,735		¥70,723		¥51,885,652

Securities being held-to-maturity:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,968	¥870		¥—		¥215,838
Foreign governments and official institutions bonds	22,091	1,099		—		23,190
Corporate bonds	5,548	7		—		5,555
Residential mortgage-backed securities	526,431	883	(2)	7,304	(3)	520,010
Commercial mortgage-backed securities	159,532	343		1,282	(3)	158,593
Asset-backed securities	1,778,412	35,908		2,379		1,811,941

Total	¥2,706,982	¥39,110		¥10,965		¥2,735,127

Notes:

(1)	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
(2)	As a result of the reclassification during the fiscal year ended March 31, 2013, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥355 million at March 31, 2014 and not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.

Other Securities

Investment securities other than Securities available-for-sale or being held-to-maturity (i.e., nonmarketable equity securities presented in Other investment securities) were primarily carried at cost of ¥864,052 million and ¥711,416 million at March 31, 2013 and 2014, respectively, because their fair values were not readily determinable.

The remaining balances were investment securities held by certain subsidiaries subject to specialized industry accounting principles for investment companies and brokers and dealers and carried at fair value of ¥25,900 million and ¥26,201 million at March 31, 2013 and 2014, respectively. See Note 31 for the valuation techniques and inputs used to estimate the fair values.

With respect to cost-method investments of ¥357,805 million and ¥159,556 million at March 31, 2013 and 2014, respectively, the MUFG Group has estimated a fair value using commonly accepted valuation techniques to determine whether the investment is impaired in each reporting period. See Note 31 for the details of these commonly accepted valuation techniques. If the fair value of the investment is less than the cost of the investment, the MUFG Group proceeds to evaluate whether the impairment is other-than-temporary.

With respect to cost-method investments of ¥506,247 million and ¥551,860 million at March 31, 2013 and 2014, respectively, the MUFG Group performed a test to determine whether any impairment indicator existed for each investment in each reporting period. If an impairment indicator exists, the MUFG Group estimates the fair value of the cost-method investment. If the fair value of the investment is less than the cost of the investment, the MUFG Group performs evaluation of whether the impairment is other-than-temporary. The primary method the MUFG Group uses to identify impairment indicators is a comparison of the MUFG Group’s share in an investee’s net assets to the cost of the MUFG Group’s investment in the investee. The MUFG Group also considers whether significant adverse changes in the regulatory, economic or technological environment have occurred with respect to the investee. The MUFG Group periodically monitors the status of each investee including the credit rating, which is generally updated once a year based on the annual financial statements of the issuer. In addition, if an event that could impact the credit rating of an investee occurs, the MUFG Group reassesses the appropriateness of the credit rating assigned to the issuer in order to maintain an updated credit rating. The MUFG Group did not estimate the fair value of those cost-method investments, which had aggregated costs of ¥503,671 million and ¥548,679 million at March 31, 2013 and 2014, respectively, since it was not practical and the MUFG Group identified no impairment indicators.

Based on the procedures described above, the MUFG Group recognized other-than-temporary impairment losses on the cost-method investment of ¥5,829 million, ¥2,364 million and ¥3,628 million for the fiscal years ended March 31, 2012, 2013 and 2014, respectively. Each impairment loss was recognized based on the specific circumstances of each individual company. No impairment loss was individually material.

Contractual Maturities

The amortized cost and fair values of debt securities being held-to-maturity and the fair values of debt securities available-for-sale at March 31, 2014 by contractual maturity are shown below. Expected maturities may be shorter than contractual maturities because issuers of debt securities may have the right to call or prepay obligations with or without penalties. Debt securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their contractual maturities.

	Held-to-maturity		Available-for-sale
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥214,084	¥214,812	¥15,899,122
Due from one year to five years	77,117	77,455	21,777,591
Due from five years to ten years	1,403,762	1,436,763	6,414,994
Due after ten years	1,012,019	1,006,097	2,956,714

Total	¥2,706,982	¥2,735,127	¥47,048,421

Realized Gains and Losses and Transfers of Investment Securities

For the fiscal years ended March 31, 2012, 2013 and 2014, gross realized gains on sales of investment securities available-for-sale were ¥233,253 million, ¥282,609 million and ¥261,384 million, respectively, and gross realized losses on sales of investment securities available-for-sale were ¥56,226 million, ¥31,906 million and ¥54,921 million, respectively.

In the second half of the fiscal year ended March 31, 2012, the MUFG Group determined that it no longer had the intent to hold a certain security, which had a carrying value of ¥7,856 million, to maturity in response to a significant deterioration in the issuer’s creditworthiness. As a result, the MUFG Group transferred from Securities being held-to-maturity to Securities available-for-sale. The MUFG Group sold all amount of such security by March 31, 2012. The realized losses resulting from the sale of the security recognized in the second half of the fiscal year ended March 31, 2012 were ¥691 million.

For the fiscal year ended March 31, 2013, the MUFG Group determined that it no longer had the intent to hold certain securities, which had a carrying value of ¥47,566 million, to maturity in response to a significant deterioration in the issuers’ creditworthiness. As a result, the MUFG Group transferred these securities from Securities being held-to-maturity to Securities available-for-sale. These securities were sold and the MUFG Group recorded a loss of ¥1,518 million for the fiscal year ended March 31, 2013.

On September 30, 2012, MUAH transferred certain CLOs with a carrying amount of ¥88,799 million from Securities being held-to-maturity to Securities available-for-sale, due to a significant increase in the risk weights of debt securities used for regulatory capital purposes under rules proposed by the U.S. federal banking agencies in June 2012. The Notices of Proposed Rulemaking (“NPRs”) would revise regulatory capital rules for U.S. Banking organizations and align them with the Basel III capital framework issued by the Basel Committee on Banking Supervision. Although the NPRs had not been formally adopted, MUAH was required to include in its 2013 annual capital plan certain capital projections pursuant to the NPRs that adversely affected the risk weights of the transferred CLOs. These regulatory capital changes were not foreseeable when MUAH initially transferred the CLOs from Securities available-for-sale to Securities being held-to-maturity during the fiscal year ended March 31, 2010. Accordingly, MUAH no longer intended to hold these securities to maturity. The carrying amount of the CLOs immediately prior to the transfer on September 30, 2012, totaled ¥88,799 million, which included ¥24,026 million of unrealized losses in unamortized OCI. Following the transfer, the securities were recorded at fair value, with an unrealized loss of ¥4,949 million recorded in OCI.

The MUFG Group transferred Securities available-for-sale of ¥12,356 million to Securities being held-to-maturity during the fiscal year ended March 31, 2013. The MUFG Group has asserted the positive intent and ability to hold these securities to maturity.

For the fiscal year ended March 31, 2014, MUAH transferred certain residential mortgage-backed securities and commercial mortgage-backed securities of ¥411,535 million from Securities available-for-sale to Securities being held-to-maturity to reduce the impact of price volatility on Accumulated OCI and in consideration of changes to regulatory capital requirements under U.S. Basel III rules.

Other-than-temporary Impairments of Securities Available-for-Sale and Being Held-to-Maturity

For the fiscal years ended March 31, 2012, 2013 and 2014, losses resulting from impairment of investment securities to reflect the decline in value considered to be other-than-temporary were ¥195,684 million, ¥124,172 million and ¥6,534 million, respectively, which were included in Investment securities gains—net in the accompanying consolidated statements of income. The losses of ¥195,684 million for the fiscal year ended March 31, 2012 included losses of ¥13,782 million from debt securities available-for-sale mainly classified as corporate bonds and ¥176,073 million from marketable equity securities. The losses of ¥124,172 million for the fiscal year ended March 31, 2013 included losses of ¥8,329 million from debt securities available-for-sale mainly classified as corporate bonds, and ¥113,479 million from marketable equity securities. The losses of ¥6,534 million for the fiscal year ended March 31, 2014 included losses of ¥2,605 million from debt securities available-for-sale mainly classified as corporate bonds, and ¥3,628 million from nonmarketable equity securities.

Gross Unrealized Losses and Fair Value

The following tables show the unrealized gross losses and fair values of investment securities available-for-sale and being held-to-maturity at March 31, 2013 and 2014 by length of time that individual securities in each category have been in a continuous loss position:

	Less than 12 months		12 months or more		Total
At March 31, 2013:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,859,342	¥672	¥584,048	¥2,926	¥7,443,390	¥3,598	33
Japanese prefectural and municipal bonds	1,486	4	—	—	1,486	4	1
Foreign governments and official institutions bonds	157,287	2,867	11,332	155	168,619	3,022	108
Corporate bonds	76,521	306	56,953	391	133,474	697	1,360
Residential mortgage-backed securities	102,511	276	25,766	1,225	128,277	1,501	182
Commercial mortgage-backed securities	58,459	530	12,134	40	70,593	570	24
Asset-backed securities	17,239	37	85,069	3,729	102,308	3,766	131
Other debt securities	71,217	4,898	—	—	71,217	4,898	49
Marketable equity securities	15,143	694	870	121	16,013	815	23

Total	¥7,359,205	¥10,284	¥776,172	¥8,587	¥8,135,377	¥18,871	1,911

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

Total	¥3,370	¥11	¥—	¥—	¥3,370	¥11	10

	Less than 12 months		12 months or more		Total
At March 31, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Securities available-for-sale:
Debt securities:
Japanese national government and Japanese government agency bonds	¥10,469,832	¥1,122	—	—	¥10,469,832	¥1,122	49
Japanese prefectural and municipal bonds	12,555	24	—	—	12,555	24	6
Foreign governments and official institutions bonds	527,706	9,084	110,015	5,136	637,721	14,220	150
Corporate bonds	136,296	709	29,242	108	165,538	817	815
Residential mortgage-backed securities	904,239	31,094	28,406	620	932,645	31,714	431
Commercial mortgage-backed securities	135,014	8,427	8,235	943	143,249	9,370	155
Asset-backed securities	213,683	5,518	1,078	29	214,761	5,547	103
Other debt securities	46,835	1,203	68,630	1,996	115,465	3,199	51
Marketable equity securities	175,884	4,692	1	18	175,885	4,710	42

Total	¥12,622,044	¥61,873	¥245,607	¥8,850	¥12,867,651	¥70,723	1,802

Securities being held-to-maturity:
Debt securities:
Residential mortgage-backed securities	¥408,244	¥7,187	¥5,681	¥117	¥413,925	¥7,304	198
Commercial mortgage-backed securities	107,048	1,033	51,545	249	158,593	1,282	28
Asset-backed securities	500,695	2,379	—	—	500,695	2,379	22

Total	¥1,015,987	¥10,599	¥57,226	¥366	¥1,073,213	¥10,965	248

Evaluating Investment Securities for Other-than-temporary Impairments

The following describes the nature of the MUFG Group’s investments and the conclusions reached in determining whether the unrealized losses were temporary or other-than-temporary.

Japanese national government and Japanese government agency bonds, Foreign governments and official institutions bonds

As of March 31, 2014, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. The MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Residential and commercial mortgage-backed securities

As of March 31, 2014, unrealized losses associated with these securities were deemed to be attributable to changes in market interest rates rather than a deterioration in the creditworthiness of the underlying obligor. Based on a consideration of factors, including cash flow analysis, the MUFG Group expects to recover the entire amortized cost basis of these securities. Accordingly, such changes are considered to be temporary and no impairment loss has been recorded.

Asset-backed securities

As of March 31, 2014, unrealized losses on these securities are primarily driven by certain CLOs, highly illiquid securities for which fair values are difficult to determine. Unrealized losses arise from widening credit spreads, deterioration of the credit quality of the underlying collateral, uncertainty regarding the valuation of such securities and the market’s view of the performance of the fund managers. When the fair value of a security is lower than its amortized cost or when any security is subject to a deterioration in credit rating, the MUFG Group undertakes a cash flow analysis of the underlying collateral to estimate the other-than-temporary impairment. Based on the analysis performed no other-than-temporary impairment was identified as of March 31, 2014 and no impairment loss was therefore recorded.

Corporate bonds

As of March 31, 2014, the unrealized losses associated with corporate bonds are primarily related to private placement bonds issued by Japanese non-public companies. The credit loss component recognized in earnings is identified as the amount of principal cash flows not expected to be received over the remaining terms of the bonds as estimated using the MUFG Group’s cash flow projections. The key assumptions include probability of default based on credit ratings of the bond issuers and a loss given default.

The following table presents a roll-forward of the credit loss component recognized in earnings. The balance at the beginning of each fiscal year represents the credit loss component for which an other-than-temporary impairment occurred on debt securities in prior periods. The additions represent the first time a debt security was credit impaired or when subsequent credit impairment has occurred. The credit loss component is reduced when the corporate bonds mature or are sold. Additionally, the credit loss component is reduced if the MUFG Group receives or expects to receive cash flows in excess of what the MUFG Group previously expected to receive over the remaining life of the credit impaired debt securities.

	2012	2013	2014
	(in millions)
Balance at beginning of fiscal year	¥35,458	¥30,066	¥24,525

Additions:
Initial credit impairments	8,596	5,347	1,466
Subsequent credit impairments	5,186	2,982	1,139

Reductions:
Securities sold or matured	(19,174)	(13,870)	(14,574)

Balance at end of fiscal year	¥30,066	¥24,525	¥12,556

The cumulative decline in fair value of the credit impaired debt securities, which were mainly corporate bonds, held at March 31, 2013 and 2014 was ¥13,047 million and ¥4,933 million, respectively. Of which, the credit loss component recognized in earnings was ¥24,525 million and ¥12,556 million, and the remaining amount related to all other factors recognized in Accumulated OCI before taxes was ¥11,479 million and ¥7,625 million at March 31, 2013 and 2014, respectively.

Other debt securities

As of March 31, 2014, other debt securities primarily consist of private placement debt conduit bonds, which are not rated by external credit rating agencies. The unrealized losses on these bonds resulted from a higher return on capital expected by the secondary market compared with the return on capital required at the time of origination when the bonds were purchased. The MUFG Group estimated loss projections for each security by assessing the underlying collateral of each security. The MUFG Group estimates the portion of loss attributable to credit based on the expected cash flows of the underlying collateral using estimates of current key assumptions such as probability of default and loss severity. Cash flow analysis of the underlying collateral provides an estimate of other-than-temporary impairment, which is performed when the fair value of a security is lower than its amortized cost and potential impairment is identified. Based on the analysis, no other-than-temporary impairment loss was recorded in the accompanying consolidated statements of income.

Marketable equity securities

The MUFG Group determines whether unrealized losses on marketable equity securities are temporary based on its ability and positive intent to hold the investments for a period of time sufficient to allow for any anticipated recovery and the results of its review conducted to identify and evaluate investments that have indications of possible impairment. Impairment is evaluated considering various factors, and their relative significance varies from case to case. The MUFG Group’s review includes, but is not limited to, consideration of the following factors:

The length of time that fair value of the investment has been below cost—The MUFG Group generally deems a continued decline of fair value below cost for six months or more to be other-than-temporary.

The extent to which the fair value of investments has been below cost as of the end of the reporting period—The MUFG Group’s investment portfolio is exposed to volatile equity prices affected by many factors including investors’ perspectives as to future economic prospects and the issuers’ performance. The MUFG Group generally deems the decline in fair value below cost of 20% or more as an indicator of an other-than-temporary decline in fair value.

The financial condition and near-term prospects of the issuer—The MUFG Group considers the financial condition and near-term prospects of the issuer primarily based on the credit standing of the issuers as determined by its credit rating system.

At March 31, 2014, unrealized losses on marketable equity securities which have been in a continuous loss position are considered temporary based on the evaluation as described above, and the fact that the MUFG Group primarily makes these investments for strategic purposes to maintain long-term relationships with its customers.